Other Investments - Narratives (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) mile dekatherms investment	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Mar. 31, 2015 dekatherms
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Number of investments that qualify as VIEs | investment	4
Equity in earnings of unconsolidated affiliates	$ 5,468	$ 3,194	$ 1,510
Direct Fiinancing Leases Receivable	42,900
Funding provided per agreement	4,151	0	$ 0
Investments in direct financing leases, capital leases	35,234	18,159
Investments in unconsolidated affiliates	136,884	100,528
Crab Run [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity in earnings of unconsolidated affiliates	700
WGL | Mountain Valley Pipeline [Member] | Guarantee on behalf of subsidiary
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Maximum exposure to loss	$ 20,000
Willams Partners L.P. | Constitution [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	41.00%
Cabot Oil And Gas Corporation | Constitution [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	25.00%
Piedmont Natural Gas | Constitution [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	24.00%
COG Holdings LLC [Member] | Meade [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	20.00%
Vega Midstream MPC LLC [Member] | Meade [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	15.00%
River Road Interests LLC [Member] | Meade [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	10.00%
WGL Midstream | Constitution [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Estimated Investment In Constitution	$ 83,400
Investment amount	$ 29,400
Equity Method Investment Ownership Percentage	10.00%
Investments in unconsolidated affiliates	$ 33,100
WGL Midstream | Constitution [Member] | Minimum
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	5.00%
WGL Midstream | Constitution [Member] | Maximum
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	50.00%
WGL Midstream | Meade [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	55.00%
Pipeline length in miles | mile	185
Transportation and delivery | dekatherms	1,700,000
VIE Maximum Loss Exposure	$ 59,400
Estimated Investment in Meade	410,600
Investments in unconsolidated affiliates	30,500	5,800
WGL Midstream | Mountain Valley Pipeline [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage				7.00%
Transportation and delivery | dekatherms				2,000,000
Minimum funding requirement	14,000
Investments in unconsolidated affiliates	9,800
WGL Midstream | Mountain Valley Pipeline [Member] | Guarantee on behalf of subsidiary
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Funding provided per agreement	4,200
WGL Midstream | Mountain Valley Pipeline [Member] | Minimum
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Estimated Investment in Mountain Valley Pipeline	210,000
WGL Midstream | Mountain Valley Pipeline [Member] | Minimum | Guarantee on behalf of subsidiary
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Maximum exposure to loss	96,000
WGL Midstream | Mountain Valley Pipeline [Member] | Maximum
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Estimated Investment in Mountain Valley Pipeline	245,000
WGL Midstream | Mountain Valley Pipeline [Member] | Maximum | Guarantee on behalf of subsidiary
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Maximum exposure to loss	105,000
WGSW, Inc. [Member] | Sun Edison/Nextility [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Investments in direct financing leases, capital leases	37,200	19,900
Net Investment in Direct Financing Lease, Current	2,000	1,700
WGSW, Inc. [Member] | ASD Solar, LP [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Difference Between Carrying Amount and Underlying Equity	35,900
Investments in unconsolidated affiliates	63,500	66,800
Washington Gas Resources
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Impairment loss, cost-method investment	5,600
Washington Gas Resources | American Solar Direct Holdings Inc. (ASDHI)
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Cost Method Investments		$ 5,600
Impairment loss, cost-method investment	$ 5,600
Other External Partners [Member] | Mountain Valley Pipeline [Member]
Summary Of Investments Other Than Investments In Related Parties Reportable Data [Line Items]
Equity Method Investment Ownership Percentage	3.00%